Accumulated other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Accumulated other comprehensive income
Accumulated other comprehensive income
	Gains/ (losses) on cash flow hedges	Cumulative translation adjustments	Unrealized gains/ (losses) on securities	Actuarial gains/ (losses)	Net prior service credit/ (cost)	Gains/ (losses) on liabilities relating to credit risk	AOCI
2019 (CHF million)
Balance at beginning of period	(72)	(13,442)	10	(3,974)	387	(890)	(17,981)
Increase/(decrease)	65	(1,015)	20	44	338	(2,053)	(2,601)
Increase/(decrease) due to equity method investments	10	(18)	0	0	0	0	(8)
Reclassification adjustments, included in net income/(loss)	25	6	0	282	(121)	193	385
Cumulative effect of accounting changes, net of tax [1]	0	0	0	(42)	0	(22)	(64)
Total increase/(decrease)	100	(1,027)	20	284	217	(1,882)	(2,288)
Balance at end of period	28	(14,469)	30	(3,690)	604	(2,772)	(20,269)
2018 (CHF million)
Balance at beginning of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
Increase/(decrease)	(114)	(342)	(10)	(710)	(26)	1,605	403
Increase/(decrease) due to equity method investments	(10)	0	0	0	0	0	(10)
Reclassification adjustments, included in net income/(loss)	114	19	(7)	319	(109)	49	385
Cumulative effect of accounting changes, net of tax	0	0	(21)	0	0	0	(21)
Total increase/(decrease)	(10)	(323)	(38)	(391)	(135)	1,654	757
Balance at end of period	(72)	(13,442)	10	(3,974)	387	(890)	(17,981)
2017 (CHF million)
Balance at beginning of period	(35)	(12,095)	61	(4,278)	643	(568)	(16,272)
Increase/(decrease)	(61)	(1,054)	(13)	337	0	(2,008)	(2,799)
Increase/(decrease) due to equity method investments	1	0	0	0	0	0	1
Reclassification adjustments, included in net income/(loss)	33	30	0	358	(121)	32	332
Total increase/(decrease)	(27)	(1,024)	(13)	695	(121)	(1,976)	(2,466)
Balance at end of period	(62)	(13,119)	48	(3,583)	522	(2,544)	(18,738)
1 Reflects the reclassification from AOCI to retained earnings as a result of the adoption of ASU 2018-02. Refer to "Note 2 - Recently issued accounting standards" for further information.

Details on significant reclassification adjustments
Details of significant reclassification adjustments
in	2019	2018	2017
Reclassification adjustments, included in net income/(loss) (CHF million)
Cumulative translation adjustments
Reclassification adjustments [1]	6	19	30
Actuarial gains/(losses)
Amortization of recognized actuarial losses [2]	355	396	444
Tax expense/(benefit)	(73)	(77)	(86)
Net of tax	282	319	358
Net prior service credit/(cost)
Amortization of recognized prior service credit/(cost) [2]	(153)	(138)	(153)
Tax expense/(benefit)	32	29	32
Net of tax	(121)	(109)	(121)
1
Includes net releases of CHF 21 million on the liquidation of Credit Suisse Securities (Johannesburg) Proprietary Limited in 2018 and net releases of CHF 23 million on the sale of Credit Suisse (Monaco) S.A.M. in 2017. These were reclassified from cumulative translation adjustments and included in net income in other revenues.

2 These components are included in the computation of total benefit costs. Refer to "Note 31 – Pension and other post-retirement benefits" for further information.

Additional share information
Additional share information
	2019		2018		2017
Common shares issued
Balance at beginning of period	2,556,011,720		2,556,011,720		2,089,897,378
Issuance of common shares	0		0		466,114,342
Balance at end of period	2,556,011,720		2,556,011,720		2,556,011,720
Treasury shares
Balance at beginning of period	(5,427,691)		(5,757,666)		0
Sale of treasury shares	795,576,688		770,559,108		809,307,879
Repurchase of treasury shares	(951,743,509)		(816,841,331)		(857,049,873)
Share-based compensation	41,832,701		46,612,198		41,984,328
Balance at end of period	(119,761,811)		(5,427,691)		(5,757,666)
Common shares outstanding
Balance at end of period	2,436,249,909	[1]	2,550,584,029	[1]	2,550,254,054
1
At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 111,193,477 of these shares were reserved for capital instruments.